Cash and stock-based compensation plans (Details 4) (Stock Purchase Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Purchase Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	423,672	915,566	1,142,019
Granted Options	0	182,420	72,053
Forfeited Options	(9,780)	(231,639)	(58,067)
Exercised Options	(226,147)	(442,675)	(240,439)
Options Outstanding	187,745	423,672	915,566
Exercisable Options	53,994
Expected to vest Options	133,751
Outstanding weighted average exercise price	$ 13.83	$ 12.87	$ 12.39
Granted Weighted average exercise price	$ 0	$ 18.93	$ 17.81
Forfeited Weighted average exercise price	$ 18.18	$ 15.82	$ 12.16
Exercised Weighted average exercise price	$ 12.76	$ 12.90	$ 12.27
Outstanding weighted average exercise price	$ 14.90	$ 13.83	$ 12.87
Exercisable Weighted average exercise price	$ 11.58
Expected to vest Weighted average exercise price	$ 16.24
Outstanding Weighted Average remaining contractual term	3 years 7 months 24 days
Exercisable Weighted Average remaining contractual term	1 year 1 month 13 days
Expected to vest Weighted average remaining contractual term	4 years 1 month 2 days
Outstanding Aggregate intrinsic value	$ 2,464
Exercisable Aggregate intrinsic value	888
Expected to vest Aggregate intrinsic value	$ 1,576